NET LOSS PER SHARE (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ¥ / shares
Basic and diluted net loss per share calculation-Numerator:
Net loss for the year attributable to the Company: | $	$ (75,733)		$ (31,020)		$ (43,243)
Net loss attributable to ordinary shareholders for computing net loss per ordinary shares-basic and diluted | $	$ (75,733)		$ (31,020)		$ (43,243)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares - basic | shares	258,876,120		243,135,964		246,283,328
Weighted average ordinary shares outstanding used in computing net loss per ordinary shares-diluted | shares	258,876,120		243,135,964		246,283,328
Net loss per ordinary share attributable to ordinary shareholders-diluted | (per share)	$ (0.29)	¥ (0.29)	$ (0.13)	¥ (0.13)	$ (0.18)	¥ (0.18)
Net loss per ordinary share attributable to ordinary shareholders-basic | (per share)	$ (0.29)	¥ (0.29)	$ (0.13)	¥ (0.13)	$ (0.18)	¥ (0.18)